Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of operating leases

(in thousand)	Operating Leases
Year 2025	376
Year 2026	126
Total lease payments	502
Less: Imputed interest	(29)
Present value of lease liabilities	$473